Note 16 - Derivative Financial Instruments (Details) - Summary of Derivative Activity - Eurobank [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 17, 2014
Interest Rate Swap One [Member]
Derivative [Line Items]
Trade date	Jan. 21, 2011
Notional amount	$ 10.0
Interest rate	2.29%	1.29%
End date	Jan. 21, 2016
Interest Rate Swap Two [Member]
Derivative [Line Items]
Trade date	Sep. 20, 2013
Notional amount	$ 10.0
Interest rate	1.29%
End date	Dec. 31, 2016
Interest Rate Swap Three [Member]
Derivative [Line Items]
Trade date	Oct. 17, 2014
Notional amount	$ 10.0
Interest rate	1.97%
End date	May 28, 2019